Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Research, Development, and Computer Software, Policy (Policies)	12 Months Ended
Aug. 31, 2015
Policies
Research, Development, and Computer Software, Policy

Research and development costs

The Company expenses costs of research and development cost as incurred. The costs for the fiscal years ended August 31, 2015, and August 31, 2014, were $393,307 and $128,387 respectively.